Segmented information - Results of Operations and Assets for Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenue
Revenue	$ 569,973	$ 605,336	$ 1,279,380	$ 1,358,584
Other revenue	598,626	627,871	1,335,726	1,406,498
Fuel, power and water purchased	109,625	142,156	310,967	417,112
Net revenue	489,001	485,715	1,024,759	989,386
Operating expenses (3)	265,868	267,174	527,653	505,294
Depreciation and amortization	136,912	118,448	266,452	240,089
Loss on foreign exchange	4,284	6,379	16,141	7,815
Operating income	81,937	93,714	214,513	236,188
Interest expense	(105,787)	(89,663)	(208,311)	(171,581)
Income (loss) from long-term investments and other income	198,641	(277,696)	50,887	(57,684)
Other expenses	(20,978)	(44,634)	(34,884)	(50,891)
Earnings (loss) before income taxes	153,813	(318,279)	22,205	(43,968)
Capital expenditures	204,336	245,209	416,882	414,958
Property, plant and equipment	13,199,200		13,199,200		$ 12,517,450
Investments carried at fair value	1,128,171		1,128,171		1,115,729
Equity-method investees	352,983		352,983		456,393
Total assets	18,866,374		18,866,374		18,373,961
Revenue related to net hedging loss, not recognized as revenue from contract with customers		4,328	16,614	11,527
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers		9,083	18,301	12,789
Other revenue
Revenue
Other revenue	28,653	22,535	56,346	47,914
Corporate
Revenue
Revenue	0	0	0	0
Fuel, power and water purchased	0	0	0	0
Net revenue	195	364	605	725
Operating expenses (3)	2,402	(40)	3,061	799
Depreciation and amortization	239	403	500	642
Loss on foreign exchange	4,284	6,379	16,141	7,815
Operating income	(6,730)	(6,378)	(19,097)	(8,531)
Interest expense	(37,687)	(30,519)	(71,706)	(59,064)
Income (loss) from long-term investments and other income	173,518	(309,870)	15,821	(129,928)
Other expenses	(4,555)	(2,427)	(13,458)	(4,435)
Earnings (loss) before income taxes	124,546	(349,194)	(88,440)	(201,958)
Capital expenditures	0	0	0	0
Corporate | Other revenue
Revenue
Other revenue	195	364	605	725
Regulated Services Group
Revenue
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	15,334
Regulated Services Group | Operating Segments
Revenue
Revenue	491,312	533,642	1,116,143	1,208,174
Fuel, power and water purchased	108,934	138,374	306,738	405,524
Net revenue	396,318	408,059	835,094	829,088
Operating expenses (3)	215,708	228,847	423,239	425,699
Depreciation and amortization	100,120	84,754	192,140	170,611
Loss on foreign exchange	0	0	0	0
Operating income	80,490	94,458	219,715	232,778
Interest expense	(49,476)	(42,724)	(98,186)	(81,202)
Income (loss) from long-term investments and other income	7,456	9,332	15,377	19,660
Other expenses	(8,537)	(41,010)	(12,228)	(45,259)
Earnings (loss) before income taxes	29,933	20,056	124,678	125,977
Capital expenditures	167,834	225,505	351,048	372,886
Property, plant and equipment	9,051,366		9,051,366		8,945,637
Investments carried at fair value	1,905		1,905		1,962
Equity-method investees	39,012		39,012		112,180
Total assets	12,690,910		12,690,910		12,658,955
Regulated Services Group | Operating Segments | Other revenue
Revenue
Other revenue	13,940	12,791	25,689	26,438
Renewable Energy Group
Revenue
Revenue related to net hedging loss, not recognized as revenue from contract with customers	6,965
Development costs	7,734	3,274	16,290	7,261
Other operating costs	6,709	7,356	12,738	11,088
Renewable Energy Group | Operating Segments
Revenue
Revenue	78,661	71,694	163,237	150,410
Fuel, power and water purchased	691	3,782	4,229	11,588
Net revenue	92,488	77,292	189,060	159,573
Operating expenses (3)	47,758	38,367	101,353	78,796
Depreciation and amortization	36,553	33,291	73,812	68,836
Loss on foreign exchange	0	0	0	0
Operating income	8,177	5,634	13,895	11,941
Interest expense	(18,624)	(16,420)	(38,419)	(31,315)
Income (loss) from long-term investments and other income	17,667	22,842	19,689	52,584
Other expenses	(7,886)	(1,197)	(9,198)	(1,197)
Earnings (loss) before income taxes	(666)	10,859	(14,033)	32,013
Capital expenditures	36,502	19,704	65,834	42,072
Property, plant and equipment	4,120,034		4,120,034		3,539,069
Investments carried at fair value	1,126,266		1,126,266		1,113,767
Equity-method investees	313,971		313,971		343,712
Total assets	5,809,815		5,809,815		5,367,011
Renewable Energy Group | Operating Segments | Other revenue
Revenue
Other revenue	14,518	$ 9,380	30,052	$ 20,751
Corporate | Corporate
Revenue
Property, plant and equipment	27,800		27,800		32,744
Investments carried at fair value	0		0		0
Equity-method investees	0		0		501
Total assets	$ 365,649		$ 365,649		$ 347,995